LORD ABBETT TAX-FREE INCOME FUND, INC.
                  Lord Abbett California Tax-Free Income Fund
                  Lord Abbett Connecticut Tax-Free Income Fund
                    Lord Abbett Hawaii Tax-Free Income Fund
                   Lord Abbett Minnesota Tax-Free Income Fund
                   Lord Abbett Missouri Tax-Free Income Fund
                   Lord Abbett National Tax-Free Income Fund
                  Lord Abbett New Jersey Tax-Free Income Fund
                   Lord Abbett New York Tax-Free Income Fund
                     Lord Abbett Texas Tax-Free Income Fund
                  Lord Abbett Washington Tax-Free Income Fund

                       LORD ABBETT TAX-FREE INCOME TRUST
                 Lord Abbett Insured Intermediate Tax-Free Fund
                   Lord Abbett High Yield Municipal Bond Fund
                                 Florida Series
                                 Georgia Series
                                Michigan Series
                              Pennsylvania Series


            Supplement dated December 30, 2004 to the Prospectus and
           Statement of Additional Information dated February 1, 2004
                               (Class A, B, C, P)

Effective December 30, 2004, the Lord Abbett Tax-Free Income Trust will change its name to "Lord Abbett Municipal Income Trust."

Effective January 28, 2005, the Lord Abbett Tax-Free Income Fund, Inc. will change its name to "Lord Abbett Municipal Income Fund, Inc."